Vanguard Strategic Small-Cap Equity Fund Annual Fund Operating Expenses - Investor Prospectus [Member] - Vanguard Strategic Small-Cap Equity Fund - Investor Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%